INCOME TAXES	12 Months Ended
Dec. 31, 2023
INCOME TAXES
INCOME TAXES

25.INCOME TAXES

(a)	TAX AMOUNTS RECOGNIZED IN PROFIT OR LOSS

Tax expense consists of (i) current income tax on taxable income, (ii) 7.5% special mining duty (“SMD”) on income subject to SMD, and (iii) withholding taxes attributable to interest charged on intercompany loans to the Mexican operating company, as well as (iv) deferred income tax, and (v) deferred special mining duty.

	Year ended December 31
	2023	2022
Current income tax expense	$22,354	$22,512
Mexican 7.5% Special Mining Duty expense	8,068	9,371
Withholding tax expense	1,601	3,150
Deferred income tax expense (recovery)	2,517	(2,698)
Deferred Mexican 7.5% Special Mining Duty expense	64	293
Tax expense	$34,604	$32,628

(b)	RECONCILIATION OF EFFECTIVE TAX RATE

Income tax expense differs from the amount that would be computed by applying the applicable Canadian statutory income tax rate to income before income taxes. The significant reasons for the differences are as follows:

	Year ended December 31
	2023	2022
Income (loss) before tax	$7,594	$78,398
Statutory income tax rate	26.8%	26.8%

Expected income tax	$2,036	$21,036
Differences between Canadian and foreign tax rates	6,442	4,117
Items not deductible for tax purposes	76	4,508
Share based compensation	674	107
Change in unrecognized deductible temporary differences	3,964	(10,928)
True ups	4,263	1,901
Effect of changes in foreign exchange rates	(7,806)	(2,371)
Inflationary adjustment and other	(1,175)	1,532
Mexican Special Mining Duty	6,422	9,576
Withholding tax expense	1,601	3,150
Tax impact of impairment of exploration property	18,107	—
Total income taxes	34,604	32,628
Effective tax rate	456%	42%

The effective tax rate for the current year is unusually high as a result of the accounting impairment of the Cerro Quema Project (note 11(a)).

In 2023, the statutory income tax rate applicable to the Canadian parent entity was 26.8% (2022 – 26.8%).

(c)	UNRECOGNIZED DEDUCTIBLE TEMPORARY DIFFERENCES

We recognize tax benefits on losses or other deductible amounts generated in countries where the probable criteria for the recognition of deferred tax assets has been met. The Company’s unrecognized deductible temporary differences for which no deferred tax asset is recognized consist of the following amounts.

	December 31,	December 31,
	2023	2022
Mineral properties and exploration expenditures	$95,616	$30,467
Equipment	1,338	1,251
Site closure provisions	995	356
Long term debt	—	6,570
Financing cost	2,861	3,452
Non-capital losses	64,700	53,436
Other	717	154
Unrecognized deductible temporary differences	$166,227	$95,686

(d)	RECOGNIZED DEFERRED TAX ASSETS AND LIABILITIES

Recognized deferred tax assets and liabilities are comprised of the following:

	December 31,	December 31,
	2023	2022
Property, plant and equipment	$(3,722)	$(216)
Inventory	(3,393)	—
Accrued liabilities	1,975	—
Site closure provisions	1,810	2,363
Long term debt	(317)	—
Non-capital losses	504	1,397
Intercompany debt	(442)	(1,619)
Special Mining Duty	2,972	—
Other	420	480
Recognized deferred tax assets (liabilities)	$(193)	$2,405

Significant judgment is required in determining the deferred tax assets related to the Camino Rojo Oxide Mine. This includes the probability that there will be sufficient taxable income in the future against which the deferred tax asset can be utilized. Due to the successful performance of the Camino Rojo Oxide Mine, the Company considers it highly probable that its Mexican operating subsidiary will have future taxable profits which will be available against which the deductible temporary differences can be used.

(e)	TEMPORARY DIFFERENCE ON INVESTMENT IN SUBSIDIARIES

The temporary differences associated with investments in subsidiaries for which a deferred income tax liability has not been recognized, aggregate to $109 million(December 31, 2022 - $32 million). The Company has determined that the taxable temporary difference will not reverse in the foreseeable future.

(f)	TAX LOSS CARRYFORWARDS

Our tax losses have the following expiry dates.

	Tax losses	December 31
	expire in years	2023	2022
Canada	2027 to 2043	$62,776	$61,214
Panama	2024 to 2028	866	736
United States	indefinite	2,794	27,086